Equity - Schedule of Movements in Shares On Issue (Details) (Parenthetical) - $ / shares		6 Months Ended
	Oct. 11, 2019	Dec. 31, 2019 [1]	Oct. 04, 2019
Statement Line Items [Line Items]
Shares issued price per share			$ 0.40
Ordinary Shares [Member]
Statement Line Items [Line Items]
Rights issue, shares	1,125,000,000	1,125,000,000
Shares issued price per share	$ 0.4
Description on movements in ordinary shares	On the basis of 1 new share for every 2 fully paid ordinary shares held.

[1]	On 11 October 2019, the company invited its shareholders to subscribe to a fully underwritten rights issue of 1,125,000,000 ordinary shares at an issue price of $0.4 cents per share on the basis of 1 new share for every 2 fully paid ordinary shares held.